CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Face Amount†/
	Shares	Value
Asset Backed Securities - 5.59%
Transportation and Warehousing - 5.59%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	1,584,139	1,403,775
Total Asset Backed Securities (Cost $1,425,611)		1,403,775

Bank Loans - 19.25%
Information - 5.94%
Cengage Learning, Inc.
9.880% (Base Rate + 4.750%), 07/14/2026 (a)	996,222	978,354
Lions Gate Capital Holdings LLC
7.452% (1 Month SOFR + 2.250%), 03/24/2025 (a)	283,000	282,471
Rackspace Technology Global, Inc.
7.996% (3 Month LIBOR + 2.750%), 02/09/2028 (a)	498,728	231,467
		1,492,292
Manufacturing - 7.34%
Chobani LLC
8.717% (1 Month LIBOR + 3.500%), 10/23/2027 (a)	498,721	497,265
Crocs, Inc.
8.892% (3 Month LIBOR + 3.500%), 02/19/2029 (a)	158,953	159,504
Diebold Nixdorf, Inc.
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (a)	378,070	359,301
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (a)	245,612	233,418
10.479% (1 Month SOFR + 5.350%), 11/06/2023 (a	877,800	154,493
First Brands Group LLC
10.246% (6 Month SOFR + 5.000%), 03/30/2027 (a)	448,875	439,897
		1,843,878
Retail Trade - 5.97%
Casino Guichard-Perrachon SA
6.298% (3 Month LIBOR + 4.000%), 08/31/2025 (a)(b)(c)	EUR 700,000	409,133
Mountaineer Merger Corp.
12.299% (3 Month LIBOR + 7.000%), 10/22/2028 (a)	493,506	398,507
The Container Store, Inc.
10.288% (3 Month LIBOR + 4.750%), 01/31/2026 (a)	747,741	691,660
		1,499,300
Total Bank Loans (Cost $5,788,431)		4,835,470

Commercial Paper - 9.49%
Manufacturing - 7.50%
FMC Corp.
5.565%, 07/24/2023 (d)	696,000	693,253
General Motors Financial Co., Inc.
5.718%, 08/17/2023 (d)	250,000	248,078
5.808%, 08/23/2023 (d)	363,000	359,847
Jabil, Inc.
5.951%, 07/14/2023 (d)	584,000	582,702
		1,883,880
Retail Trade - 1.99%
Walgreens Boots Alliance, Inc.
6.111%, 07/06/2023 (d)	500,000	499,522
Total Commercial Paper (Cost $2,383,897)		2,383,402

Common Stocks - 0.71%
Manufacturing - 0.71%
RA PARENT, Inc. (e)(f)	3	177,600
Total Common Stocks (Cost $177,000)		177,600

Corporate Bonds - 55.54%
Arts, Entertainment, and Recreation - 1.12%
DEAG Deutsche Entertainment AG
8.000%, 07/12/2026 (b)(c)	EUR 258,000	282,234
Construction - 4.36%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (g)	1,110,000	1,003,556
Schletter International BV
10.236% (3 Month EURIBOR + 6.750%), 09/12/2025 (a)(b)(c)	EUR 84,000	92,852
		1,096,408
Finance and Insurance - 6.15%
Stockwik Forvaltning AB
11.779% (3 Month STIBOR + 8.000%), 03/20/2026 (a)(b)(h)	SEK 2,500,000	235,852
StoneX Group, Inc.
8.625%, 06/15/2025 (g)	1,063,000	1,074,539
Storskogen Group AB
10.707% (3 Month STIBOR + 6.875%), 03/22/2027 (a)(b)(h)	SEK 2,500,000	234,114
		1,544,505
Information - 16.53%
American Greetings Corp.
8.750%, 04/15/2025 (g)	365,000	354,950
Calligo UK Ltd.
12.054% (3 Month EURIBOR + 8.500%), 12/29/2024 (a)(b)(c)	EUR 100,000	101,209
Cengage Learning, Inc.
9.500%, 06/15/2024 (g)	61,000	61,031
Clear Channel International BV
6.625%, 08/01/2025 (b)(g)	542,000	540,011
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (b)(g)	400,000	388,887
Go North Group AB
13.985%, 02/09/2026 (b)	532,250	536,242
INNOVATE Corp.
8.500%, 02/01/2026 (g)	460,000	354,200
Linkem S.p.A.
9.848% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(c)(g)	EUR 553,000	607,265
WarnerMedia Holdings, Inc.
3.428%, 03/15/2024	1,232,000	1,209,882
		4,153,677
Manufacturing - 13.62%
Fiven ASA
10.401% (3 Month EURIBOR + 6.850%), 06/21/2024 (a)(b)(c)	EUR 1,157,000	1,275,147
Georg Jensen A/S
10.323% (3 Month EURIBOR + 7.000%), 05/14/2025 (a)(b)(c)	EUR 600,000	655,708
G-III Apparel Group Ltd.
7.875%, 08/15/2025 (g)	137,000	132,684
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (b)	900,000	875,962
LR Global Holding GmbH
10.733% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(b)(c)	EUR 300,000	317,540
Secop Group Holding GmbH
11.954% (3 Month EURIBOR + 8.400%), 12/29/2026 (a)(b)(c)	EUR 150,000	163,680
		3,420,721
Mining, Quarrying, and Oil and Gas Extraction - 1.90%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (b)	469,626	476,670
Professional, Scientific, and Technical Services - 3.23%
Getty Images, Inc.
9.750%, 03/01/2027 (g)	600,000	593,224
Ytinrete BidCo AB
10.610% (3 Month EURIBOR + 7.000%), 07/12/2028 (a)(b)(c)	EUR 200,000	218,701
		811,925
Retail Trade - 0.99%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (g)	257,531	249,277
Transportation and Warehousing - 3.84%
SFL Corp Ltd.
8.875%, 02/01/2027 (b)	700,000	698,250
Skill BidCo ApS
10.213% (3 Month EURIBOR + 6.750%), 03/02/2028 (a)(b)(c)	EUR 250,000	266,349
		964,599
Utilities - 3.80%
IEA Energy Services LLC
6.625%, 08/15/2029 (g)	998,000	954,338
Total Corporate Bonds (Cost $13,823,125)		13,954,354

Preferred Stocks - 0.47%
Mining, Quarrying, and Oil and Gas Extraction - 0.47%
NGL Energy Partners LP	4,719	117,975
Total Preferred Stocks (Cost $82,774)		117,975

Real Estate Investment Trusts - 2.46%
Real Estate and Rental and Leasing - 2.46%
CTO Realty Growth, Inc.	36,071	618,257
Total Real Estate Investment Trusts (Cost $621,370)		618,257

Special Purpose Acquisition Companies - 0.00%
AxonPrime Infrastructure Acquisition Corp. Founder Shares (e)(f)(i)	1,000	27
Total Special Purpose Acquisition Companies (Cost $0)		27

Money Market Funds - 9.78%
First American Government Obligations Fund - Class X, 5.015% (j)	1,229,032	1,229,032
First American Treasury Obligations Fund - Class X, 5.039% (j)	1,229,031	1,229,031
Total Money Market Funds (Cost $2,458,063)		2,458,063

Total Investments (Cost $26,760,271) - 103.29%		25,948,923
Liabilities in Excess of Other Assets - (3.29)%		(825,385)
Total Net Assets - 100.00%		$25,123,538

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Variable rate security. The rate shown represents the rate at June 30, 2023.
(b) Foreign issued security.
(c) Principal amount denominated in Euros.
(d) The rate shown is the effective yield.
(e) Security valued using unobservable inputs.
(f) Illiquid security.
(g) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $7,189,923 or 28.62% of Fund’s net assets.
(h) Principal amount denominated in Swedish Krona.
(i) Non-income producing security.
(j) Seven day yield as of June 30, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2023	Currency to be Received	USD Value at June 30, 2023	Unrealized Appreciation / (Depreciation)
7/14/2023	U.S. Bank	3,570,000 EUR	$3,898,412	3,846,746 USD	$3,846,746	$(51,666)
7/14/2023	U.S. Bank	5,350,000 SEK	496,371	495,472 USD	495,472	(899)
			$4,394,783		$4,342,218	$(52,565)

EUR - Euro
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
June 30, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2023:

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$1,403,775	$-	$1,403,775
Bank Loans	-	4,835,470	-	4,835,470
Commercial Paper	-	2,383,402	-	2,383,402
Common Stocks	-	-	177,600	177,600
Corporate Bonds	-	13,954,354	-	13,954,354
Preferred Stocks	117,975	-	-	117,975
Real Estate Investment Trusts	618,257	-	-	618,257
Special Purpose Acquisition Companies	-	-	27	27
Money Market Fund	2,458,063	-	-	2,458,063
Total Assets	$3,194,295	$22,577,001	$177,627	$25,948,923

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(52,565)	$-	$(52,565)
Total Other Financial Instruments	$-	$(52,565)	$-	$(52,565)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund
	Bank Loans	Common Stocks	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$1,480,934	$-	$147
Purchases	-	177,000	-
Sales	(1,480,934)	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	600	(120)
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2023	$-	$177,600	$27

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

CrossingBridge Responsible Credit Fund
Description	Fair Value June 30, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$177,600	Market comparable	Market discount	$59,200.00
Special Purpose Acquisition Companies*	27	Market comparable	Market discount	$0-$1

* These represent the SPAC Founder Shares held in the Fund's portfolio.